OPERATING COSTS - Operating costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING COSTS
Mining and processing costs	$ 44,538	$ 1,247
Refining and transportation costs	1,059	33
Total operating costs	$ 45,597	$ 1,280